UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
Changes in operating assets and liabilities:
Net cash used in operating activities	$ (5,673)	¥ (38,010)	¥ (19,339)
Cash flows from investing activities
Purchase of available-for-sale investments	(10,451)	(70,000)	(68,000)
Redemption of available-for-sale investments	8,510	57,000	100,500
Purchase of held-to-maturity investments	(17,916)	(120,000)	(121,000)
Maturity of held-to-maturity investments	9,256	62,000	164,000
Purchase of property and equipment	(162)	(1,087)	(990)
Prepayment for leasehold improvement	(215)	(1,442)	(4,353)
Purchase of intangible assets			(306)
Proceed from disposal of subsidiaries, net of cash balance at disposed entities	(104)	(696)	(12)
Net cash (used in)/provided by investing activities	(11,082)	(74,225)	69,839
Cash flows from financing activities
Proceeds from minority shareholder capital injection	23	151
Proceeds from short-term borrowing	2,847	19,070
Proceeds from borrowing from related parties	180	1,203
Repayments of borrowing from third party	(514)	(3,442)
Net cash provided by financing activities	2,536	16,982
Effects of exchange rate changes on cash, cash equivalents and restricted cash	(78)	(520)	(71)
Net change in cash, cash equivalents and restricted cash, including cash classified within assets held for sale	(14,297)	(95,773)	50,429
Less: Net change in cash, cash equivalents and restricted cash included in assets held for sale	(104)	(696)
Net change in cash, cash equivalents and restricted cash	(14,193)	(95,077)	50,429
Cash, cash equivalents and restricted cash at beginning of periods	23,770	159,222	119,645
Cash, cash equivalents and restricted cash at end of periods	9,577	64,145	170,074
Supplemental disclosure of cash flow information
Income tax paid	(4)	(28)	(1,249)
Interest paid	(79)	(531)	(220)
Supplemental disclosure of non-cash investing and financing activities:
Derecognition of assets other than cash of disposed subsidiaries/deregistered subsidiaries	69	463	1,041
Derecognition of liabilities of disposed subsidiaries/deregistered subsidiaries, net of recognized amount due to the disposed subsidiaries/deregistered subsidiaries	146	975	2,378
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities	$ 44	¥ 297	¥ 13,175